Loss Per Share Attributable to Ordinary Equity Holders of the Parent (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Loss Per Share Attributable to Ordinary Equity Holders of the Parent (Details) [Line Items]
Weighted average number of ordinary shareS	39,787,004	1,448,230	482,689	215,983
Ordinary shares outstanding			1,448,229	215,982	20,067,574
Ordinary shares [Member]
Loss Per Share Attributable to Ordinary Equity Holders of the Parent (Details) [Line Items]
Ordinary shares issued	521,630
Ordinary shares outstanding	521,630